UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cipher Capital LP

Address:   237 Park Ave., 9th Floor
           New York, NY 10017


Form 13F File Number: 028-15310


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Weishar
Title:  Managing Principal
Phone:  (646) 416-6009

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew Weishar                New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:             102

Form 13F Information Table Value Total:  $       31,260
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-05431             Sunrise Partners Limited Partnership
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ADT CORP                       COM            00101J106      389    7,942 SH       OTHER      1           0  7,942    0
AIR PRODS & CHEMS INC          COM            009158106      408    4,684 SH       OTHER      1           0  4,684    0
ALLSTATE CORP                  COM            020002101      338    6,886 SH       OTHER      1           0  6,886    0
ALTRIA GROUP INC               COM            02209S103      478   13,898 SH       OTHER      1           0 13,898    0
AMEREN CORP                    COM            023608102      253    7,219 SH       OTHER      1           0  7,219    0
AMERICAN CAP LTD               COM            02503Y103      247   16,946 SH       OTHER      1           0 16,946    0
AMERICAN CAPITAL AGENCY CORP   COM            02503X105      302    9,221 SH       OTHER      1           0  9,221    0
AMERISOURCEBERGEN CORP         COM            03073E105      534   10,378 SH       OTHER      1           0 10,378    0
APT INV MANAGE                 CL A           03748R101      231    7,541 SH       OTHER      1           0  7,541    0
ARIAD PHARMACEUTICALS INC      COM            04033A100      233   12,866 SH       OTHER      1           0 12,866    0
AURICO GOLD INC                COM            05155C105      101   16,009 SH       OTHER      1           0 16,009    0
AUTONATION INC                 COM            05329W102      238    5,431 SH       OTHER      1           0  5,431    0
BANK OF AMERICA CORPORATION    COM            060505104      160   13,109 SH       OTHER      1           0 13,109    0
BARRICK GOLD CORP              COM            067901108      200    6,819 SH       OTHER      1           0  6,819    0
BERKLEY W R CORP               COM            084423102      386    8,693 SH       OTHER      1           0  8,693    0
BIOMARIN PHARMACEUTICAL INC    COM            09061G101      307    4,925 SH       OTHER      1           0  4,925    0
BIOMED REALTY TRUST INC        COM            09063H107      239   11,082 SH       OTHER      1           0 11,082    0
BOSTON PROPERTIES INC          COM            101121101      225    2,226 SH       OTHER      1           0  2,226    0
BUFFALO WILD WINGS INC         COM            119848109      269    3,074 SH       OTHER      1           0  3,074    0
CARMAX GROUP                   COM            143130102      208    4,992 SH       OTHER      1           0  4,992    0
CBS CORP NEW [B]               CL B           124857202      228    4,887 SH       OTHER      1           0  4,887    0
CF INDS HLDGS INC              COM            125269100      524    2,753 SH       OTHER      1           0  2,753    0
CHECK POINT SOFTWARE TECH LTD  ORD            M22465104      221    4,709 SH       OTHER      1           0  4,709    0
CHEVRON CORP NEW               COM            166764100      621    5,227 SH       OTHER      1           0  5,227    0
CHICOS FAS INC                 COM            168615102      224   13,358 SH       OTHER      1           0 13,358    0
CMS ENERGY CORP                COM            125896100      434   15,525 SH       OTHER      1           0 15,525    0
COGNIZANT TECHNOLOGY SOLUTIONS CL A           192446102      440    5,741 SH       OTHER      1           0  5,741    0
CONAGRA FOODS INC              COM            205887102      717   20,036 SH       OTHER      1           0 20,036    0
CONTINENTAL RESOURCES INC OKLA COM            212015101      435    5,003 SH       OTHER      1           0  5,003    0
COVIDIEN PLC                   SHS            G2554F113      242    3,573 SH       OTHER      1           0  3,573    0
CSX CORP                       COM            126408103      373   15,139 SH       OTHER      1           0 15,139    0
DCT INDUSTRIAL TRUST INC       COM            233153105      101   13,674 SH       OTHER      1           0 13,674    0
DENBURY RES INC                COM NEW        247916208      201   10,765 SH       OTHER      1           0 10,765    0
DEUTSCHE BANK AG               NAMEN AKT      D18190898      244    6,226 SH       OTHER      1           0  6,226    0
DOLLAR GEN CORP NEW            COM            256677105      274    5,413 SH       OTHER      1           0  5,413    0
DOVER CORP                     COM            260003108      213    2,918 SH       OTHER      1           0  2,918    0
E M C CORP MASS                COM            268648102      293   12,252 SH       OTHER      1           0 12,252    0
EDISON INTL                    COM            281020107      558   11,091 SH       OTHER      1           0 11,091    0
ENTERGY CORP NEW               COM            29364G103      482    7,617 SH       OTHER      1           0  7,617    0
EXELON CORP                    COM            30161N101      388   11,243 SH       OTHER      1           0 11,243    0
EXPEDIA INC DEL                COM NEW        30212P303      247    4,121 SH       OTHER      1           0  4,121    0
EXPEDITORS INTL WASH INC       COM            302130109      298    8,333 SH       OTHER      1           0  8,333    0
F M C CORP                     COM NEW        302491303      203    3,566 SH       OTHER      1           0  3,566    0
GENERAL ELECTRIC CO            COM            369604103      432   18,680 SH       OTHER      1           0 18,680    0
GENERAL MLS INC                COM            370334104      706   14,326 SH       OTHER      1           0 14,326    0
GENWORTH FINANCIAL INC         COM CL A       37247D106      236   23,636 SH       OTHER      1           0 23,636    0
GOLDMAN SACHS GROUP INC        COM            38141G104      704    4,783 SH       OTHER      1           0  4,783    0
GOOGLE INC [A]                 CL A           38259P508      603      759 SH       OTHER      1           0    759    0
HALLIBURTON CO                 COM            406216101      449   11,114 SH       OTHER      1           0 11,114    0
HEALTH CARE PROP               COM            40414L109      412    8,265 SH       OTHER      1           0  8,265    0
HECLA MNG CO                   COM            422704106      132   33,474 SH       OTHER      1           0 33,474    0
HELMERICH & PAYNE INC          COM            423452101      268    4,421 SH       OTHER      1           0  4,421    0
HERSHA HOSPITALITY TR          SH BEN INT A   427825104       87   14,888 SH       OTHER      1           0 14,888    0
HIGHWOODS PROP                 COM            431284108      357    9,014 SH       OTHER      1           0  9,014    0
INTERNATIONAL BUSINESS MACHS   COM            459200101      250    1,172 SH       OTHER      1           0  1,172    0
INTERPUBLIC GROUP COS INC      COM            460690100      236   18,096 SH       OTHER      1           0 18,096    0
KELLOGG CO                     COM            487836108      251    3,888 SH       OTHER      1           0  3,888    0
KIMCO RLTY CORP                COM            49446R109      269   12,019 SH       OTHER      1           0 12,019    0
KROGER CO                      COM            501044101      674   20,353 SH       OTHER      1           0 20,353    0
LAS VEGAS SANDS CORP           COM            517834107      267    4,746 SH       OTHER      1           0  4,746    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
LENNAR CORP                    CL A           526057104      258    6,222 SH       OTHER      1           0  6,222    0
LOWES COS INC                  COM            548661107      225    5,927 SH       OTHER      1           0  5,927    0
MARATHON OIL CORP              COM            565849106      283    8,393 SH       OTHER      1           0  8,393    0
MARATHON PETROLEUM CORP        COM            56585A102      223    2,492 SH       OTHER      1           0  2,492    0
MCCORMICK & CO NON VTG         COM NON VTG    579780206      219    2,977 SH       OTHER      1           0      0 NONE
MERCK & CO INC NEW             COM            58933Y105      205    4,636 SH       OTHER      1           0  4,636    0
MICRON TECHNOLOGY INC          COM            595112103      385   38,553 SH       OTHER      1           0 38,553    0
MOLYCORP INC DEL               COM            608753109       79   15,210 SH       OTHER      1           0 15,210    0
MONSANTO CO NEW                COM            61166W101      269    2,547 SH       OTHER      1           0  2,547    0
NASDAQ OMX GROUP INC           COM            631103108      356   11,032 SH       OTHER      1           0 11,032    0
NATIONAL OILWELL VARCO INC     COM            637071101      260    3,671 SH       OTHER      1           0  3,671    0
NEW YORK CMNTY BANCORP INC     COM            649445103      416   29,006 SH       OTHER      1           0 29,006    0
NEWCASTLE INVT CORP            COM            65105M108      189   16,953 SH       OTHER      1           0 16,953    0
NIKE INC                       CL B           654106103      517    8,757 SH       OTHER      1           0  8,757    0
NISOURCE INC                   COM            65473P105      371   12,632 SH       OTHER      1           0 12,632    0
NOVAGOLD RES INC               COM NEW        66987E206       39   10,646 SH       OTHER      1           0 10,646    0
OCEANEERING INTL INC           COM            675232102      221    3,335 SH       OTHER      1           0  3,335    0
ON SEMICONDUCTOR CORP          COM            682189105      259   31,322 SH       OTHER      1           0 31,322    0
PARKER HANNIFIN CORP           COM            701094104      341    3,728 SH       OTHER      1           0  3,728    0
PDL BIOPHARMA INC              COM            69329Y104      151   20,592 SH       OTHER      1           0 20,592    0
PINNACLE WEST CAP CORP         COM            723484101      267    4,616 SH       OTHER      1           0  4,616    0
POTASH CORP SASK INC           COM            73755L107      257    6,560 SH       OTHER      1           0  6,560    0
PPG INDUSTRIES INC             COM            693506107      223    1,664 SH       OTHER      1           0  1,664    0
PUBLIC SVC ENTERPRISE GROUP    COM            744573106      533   15,507 SH       OTHER      1           0 15,507    0
QLOGIC CORP                    COM            747277101      179   15,425 SH       OTHER      1           0 15,425    0
REALTY INCOME CORP             COM            756109104      282    6,216 SH       OTHER      1           0  6,216    0
REGIONS FINANCIAL CORP NEW     COM            7591EP100      296   36,097 SH       OTHER      1           0 36,097    0
SANDISK CORP                   COM            80004C101      208    3,778 SH       OTHER      1           0  3,778    0
SIRIUS XM RADIO INC            COM            82967N108       70   22,844 SH       OTHER      1           0 22,844    0
SOUTHWEST AIRLS CO             COM            844741108      264   19,570 SH       OTHER      1           0 19,570    0
SOUTHWESTERN ENERGY CO         COM            845467109      288    7,720 SH       OTHER      1           0  7,720    0
TARGET CORP                    COM            87612E106      363    5,303 SH       OTHER      1           0  5,303    0
TESORO CORP                    COM            881609101      211    3,603 SH       OTHER      1           0  3,603    0
THERMO FISHER SCIENTIFIC INC   COM            883556102      244    3,184 SH       OTHER      1           0  3,184    0
TRAVELERS COMPANIES INC        COM            89417E109      476    5,657 SH       OTHER      1           0  5,657    0
TRW AUTOMOTIVE HLDGS CORP      COM            87264S106      431    7,829 SH       OTHER      1           0  7,829    0
UBS AG                         SHS NEW        H89231338      189   12,272 SH       OTHER      1           0 12,272    0
VIACOM INC NEW [B]             CL B           92553P201      226    3,672 SH       OTHER      1           0  3,672    0
VMWARE INC                     COM            928563402      240    3,048 SH       OTHER      1           0  3,048    0
WARNER CHILCOTT PLC IRELAND    SHS A          G94368100      146   10,764 SH       OTHER      1           0 10,764    0
WEBSTER FINL CORP CONN         COM            947890109      350   14,433 SH       OTHER      1           0 14,433    0
WESCO INTL INC                 COM            95082P105      211    2,902 SH       OTHER      1           0  2,902    0